Ivy Funds

Supplement dated October 19, 2020 to the

Ivy Funds Statement of Additional Information

dated January 31, 2020

as supplemented April 10, 2020, June 19, 2020, August 24, 2020 and October 1, 2020

The following replaces the first sentence of the “Portfolio Managers — Portfolio Managers Employed By Pictet” section on page 113:

The following tables provide information relating to the portfolio managers of Ivy Pictet Emerging Markets Local Currency Debt Fund as of September 30, 2019 (unless otherwise indicated).

The information relating to Philippe Petit in the “Portfolio Managers — Portfolio Managers Employed By Pictet” section on page 114 is deleted in its entirety and replaced with the following.

Adriana Cristea (Pictet UK) — Ivy Pictet Emerging Markets Local Currency Debt Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Account Managed	1	9	5
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	0
Assets Managed (in millions)	$101	$6,720	$1,133
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$391	$0

*	As of June 30, 2020

Ali Bora Yigitbasioglu (Pictet UK) — Ivy Pictet Emerging Markets Local Currency Debt Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Account Managed	1	9	5
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	0
Assets Managed (in millions)	$101	$6,720	$1,133
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$391	$0

*	As of June 30, 2020

The following replaces the “Portfolio Managers — Portfolio Managers Employed By Pictet — Ownership of Securities” section on page 115:

As of September 30, 2019 (unless otherwise noted), the dollar range of shares of the Fund listed below beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares Owned in Ivy Pictet Emerging Markets Local Currency Debt Fund	Dollar Range of Shares Owned in the Fund Complex
Mary-Therese Barton	$0	$0
Guido Chamorro	$0	$0
Adriana Cristea*	$0	$0
Alper Gocer	$0	$0
Carrie Liaw	$0	$0
Robert Simpson	$0	$0
Ali Bora Yigitbasioglu*	$0	$0

*	As of June 30, 2020

Supplement	Statement of Additional Information	1